Gryphon Note Receivable (Details) - USD ($) $ in Millions	Sep. 29, 2021	Sep. 14, 2020	Sep. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable due date		Sep. 14, 2023
Stated interest rate		10.00%
Gryphon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 10.0		$ 10.1
Note receivable due date	Dec. 01, 2024
Stated interest rate			9.50%